Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
A summary of results of discontinued operations is as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Net sales	$222,146	$226,266	$217,338

Income (loss) from discontinued operations	$5,985	$6,381	$(1,954)
Income tax expense	1,877	2,100	(337)
Income (loss) from discontinued operations (net of tax)	$4,108	$4,281	$(1,617)